Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenues
Sales of goods	$ 0	$ 0	$ 0	$ 5,000
Total revenues	0	0	0	5,000
Operating expenses
Research and development	892,000	1,839,000	6,036,000	5,331,000
General and administrative	586,000	1,455,000	2,289,000	4,371,000
Marketing	0	0	0	0
Cost of sales	0	0	0	0
Total expenses	1,478,000	3,294,000	8,325,000	9,702,000
Loss from operations	(1,478,000)	(3,294,000)	(8,325,000)	(9,702,000)
Other Income/Expense
Other income			3,117,000
Operating lease and financial obligations	(3,000)	(4,000)	(13,000)	(14,000)
Interest income (cost)	(10,000)	0	(16,000)	(11,000)
Loss before income tax	(1,491,000)	(3,298,000)	(5,237,000)	(9,727,000)
Income tax provision (recovery)	0	0	0	0
Net loss	$ (1,491,000)	$ (3,298,000)	$ (5,237,000)	$ (9,727,000)
Net income(loss) per share Basic	$ (0.02)	$ (0.04)	$ (0.06)	$ (0.12)
Weighted average number of common shares outstanding	91,265	83,752	89,256	81,092
Net income(loss) per share Diluted	$ (0.02)	$ (0.04)	$ (0.06)	$ (0.12)
Weighted average number of diluted shares outstanding	91,265	83,752	89,256	81,092